August 5, 2005
VIA EDGAR AND BY HAND DELIVERY
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Maryse Mills-Apenteng
Mail Stop 4-6

Re:	Vocus, Inc.
Amendment No. 2 to Registration Statement on Form S-1
File No. 333-125834
     On behalf of Vocus, Inc. (the “Company”), enclosed please find Amendment No. 2 to the Company’s Registration Statement on Form S-1 initially filed on June 15, 2005 and subsequently amended on June 30, 2005. Amendment No. 2 to Form S-1 is marked to show changes from Amendment No. 1 to Form S-1.
     On behalf of the Company, we submit the following responses to the comments contained in the letters of comment of the Commission staff (the “Staff”) dated July 15 and July 18, 2005. To aid in the Staff’s review, we have repeated the Staff’s comments in bold and the headings and numbers correspond to the headings and numbers in the Staff’s comment letters.
COMMENT LETTER DATED JULY 15, 2005
Vocus, Inc. and Subsidiaries Consolidated Financial Statements
Consolidated Statements of Operations, page F-4
1.	We note that you generate revenue from software license subscription agreements and related services. Revise your statements of operations to separately present license revenue from service revenue. The staff believes that costs relating to each type of revenue similarly should be reported separately on the face of the income statement. See Rule 5-03(b)(1) of Regulation S-X and SAB Topic 13B. Also revise your results of operations discussion in MD&A accordingly.
     Response:
     The Company supplementally advises the Staff that it has determined that its customer subscription arrangements are service arrangements consistent with the guidance in EITF 00-3, Application of AICPA Statement of Position 97-2 to Arrangements That Include the Right to Use Software Stored on Another Entity’s Hardware. Under EITF 00-3, arrangements that do not give the customer an option to take possession of the software are hosting service contracts. Because

Securities and Exchange Commission
August 5, 2005

the Company’s subscription arrangements do not allow the customer to take possession of the software, and all other non-subscription sources of revenue are from professional services, all of the Company’s revenues are classified as services revenue.
     Specifically, the Company’s subscription arrangements include access to its software, hosting services and support and often specify initial implementation and training services. Customers may also separately contract for additional professional services, including training, custom development of reports and data conversion and migration services. All of these revenue sources are properly categorized as services revenue. Accordingly, the Company has not revised its statements of operations.
Notes to Consolidated Financial Statements
Note 1. Business Description and Basis of Presentation, page F-7
Unaudited Pro Forma Financial Information
2.	We note that pro forma net loss attributable to common shareholders per share gives effect to the conversion of outstanding preferred stock. Also include in the denominator common shares whose proceeds will be used for the repayment of debt.
     Response:
     The Company has revised its disclosure on page F-7 regarding the pro forma financial information to include the effect of the use of proceeds from the offering to retire indebtedness. The Company will also reflect this effect in its calculation of pro forma net loss.
Note 2. Summary of Significant Accounting Policies, page F-7
Revenue Recognition and Accounting Change, page F-9
3.	We note that upon the adoption of EITF 00-21 on January 1, 2003, the Company recorded a cumulative effect of a change in accounting principle. Revise your financial statements to retroactively restate the change in accounting principle for all periods presented in accordance paragraph 29 of APB 20.
     Response:
     The Company supplementally advises the Staff that it adopted EITF 00-21 in 2003 by electing to use the cumulative effect method described in APB Opinion 20. This method is allowed by the transition provisions of EITF 00-21 as stated in paragraph 19. The Company also provided the required disclosures when electing this method in accordance with paragraph 19 of APB 20. The Company does not believe the initial public distribution exception to the use of the cumulative effect method described in paragraph 29 of APB 20 allows for registrants to override the stated transition provisions of newly promulgated accounting principles.

Securities and Exchange Commission
August 5, 2005

4.	We note that on January 1, 2003, you changed your revenue recognition policy to define all of the elements in your multiple element subscription arrangements as a single unit of accounting, and now recognize all fees over the subscription period, which is typically one year. We also note from your revenue recognition policy disclosure that the estimated life of a customer is three years. Explain how you considered the guidance in SAB Topic 13(A)(3)(f) in your recognition of the single unit of accounting over the one year subscription period rather than over the three year estimated life of a customer. In this regard, footnote 39 of SAB Topic 13(A)(3)(f) indicates that the revenue recognition period should extend beyond the initial contract period if the relationship with the customer is expected to extend beyond the initial term and the customer continues to benefit from the payment of the upfront fee. As part of your response, also explain how you determined that the estimated customer life is three years.
     Response:
     SAB Topic 13(a)(3)(f) discusses the accounting for nonrefundable upfront fees collected from a customer in connection with an arrangement in which the vendor also charges separate fees for rights, products or services subsequently delivered. In some circumstances, the rights, products or services conveyed in conjunction with the nonrefundable upfront fee has no utility to the customer separate and independent of the vendor’s performance of the other elements of the arrangement. Therefore, in the absence of the vendor’s continuing involvement under the arrangement, the customer would not have paid the fee. In those circumstances, footnote 39 states that “the revenue recognition period should extend beyond the initial contractual period if the relationship with the customer is expected to extend beyond the initial term and the customer continues to benefit from the payment of the up-front fee (e.g., if subsequent renewals are priced at a bargain to the initial up-front fee).”
     Beginning in 2003, the Company ceased charging its customers nonrefundable upfront fees as defined in SAB Topic 13(a)(3)(f). In subscription arrangements, customers contract for access to the Company’s software and related hosting and support services, generally for a one-year period. Additionally, the Company’s subscription agreements for new customers often include initial implementation and training services. The Company is compensated for all of its subscription services in a single fee that is due upon execution of the contract and contracts do not provide for subsequent renewals at stated prices. Because the Company cannot objectively and reliably determine the evidence of the fair value of the hosting and support services provided in subscription arrangements, the subscription arrangements are considered a single unit of accounting in accordance with EITF 00-21. The subscription service fee is recognized over the contract period using the straight-line method. The Company does not consider footnote 39 of SAB Topic 13(a)(3)(f) to be applicable in these arrangements because there are no “upfront fees” as defined in the Topic and the customer does not benefit from the subscription services beyond the contractual term (i.e., there are no renewal rates bargained for and the Company and the customer negotiate a new subscription at the end of the contract term). As a customer renews its

Securities and Exchange Commission
August 5, 2005

subscription, the Company generally negotiates a subscription fee that is equal to or greater than the preceding year’s subscription fee.
     Prior to 2003, the Company negotiated and charged a separate fee for initial implementation and training services. The Company considered this fee to be an upfront fee subject to footnote 39 of SAB Topic 13(a)(3)(f) (which was at that time included in a footnote of SAB 101), and recognized the upfront fee over three years, the estimated customer life. The Company estimated the customer life to be three years based on its short history of selling subscriptions for its on-demand solution, customer renewal rates and the relative immaturity of the public relations solutions market.
5.	We note that you recognize revenue from subscription arrangements over the term of the subscription. Tell us and disclose when you consider the term of the subscription to begin. In this regard, we note from your disclosure that initial services include implementation. Indicate how you consider the implementation period in determining when you begin to recognize revenue.
     Response:
     The Company supplementally advises the Staff that the Company has determined that the subscription term and, consequently, revenue recognition begins when a customer has received the access keys (user identifications and passwords) necessary to access and utilize the Company’s software application. New customers are generally required to prepay their subscription fees before the Company will provide the access keys and any implementation services. The Company begins recognizing revenue when the access keys are delivered to the customer as the Company’s implementation services are not essential to the functionality of the hosted software. The implementation services are not deemed to be essential to the customer’s use of the software based on the following: delivery of the access keys enables the customer to immediately utilize the full functionality of the software; the implementation services specified in the subscription are not significant and are short-term in nature, typically last one to five days and are performed by one individual; and the subscription service is a packaged software solution that includes an information database which limits the need for extensive product configuration and data mapping services. Renewing customers already have access to the application and, therefore, their term commences on the subscription’s renewal date.
     The Company has revised its disclosure on page F-9 to clarify when the subscription term begins.
6.	Tell us and revise to disclose how you considered the guidance in EITF 00-3 in accounting for your subscription arrangements. In this regard, indicate whether the customer has the right to take possession of the software at any time during the arrangement without significant penalty or costs and whether it is feasible for the customer to either run the software on its own hardware or contract with another unrelated party to host the software without significant penalty.

Securities and Exchange Commission
August 5, 2005

     Response:
     As previously discussed in the response to comment number 1, the Company’s subscription arrangements do not provide customers with the contractual right to take possession of the software application at any time during the subscription period, and the Company’s subscription arrangements do not allow customers the option to host the software application on their own hardware.
     The Company has revised its disclosure on page F-9 to clarify that the Company’s subscription arrangements do not allow the customer to take possession of the software application.
7.	We note that you recognize revenue generated from the royalty agreement with a reseller upon obtaining persuasive evidence that the service has been sold. Tell us and revise to disclose the type of evidence obtained from the reseller and the timeliness of this evidence.
     Response:
     The Company supplementally advises the Staff that the Company receives monthly sales reports from a reseller detailing the reseller’s sales activity for the month. The reseller’s report includes the names of the customers, the dates on which access to the software application was provided to the customers and the subscription terms. On a quarterly basis, the reseller remits payment to the Company for all subscriptions included on the sales reports. The software application for all subscriptions sold by the reseller is hosted on the Company’s hardware and, therefore, the Company verifies customer subscriptions reported by the reseller.
     The Company has revised its disclosure on page F-10 to clarify the type of evidence obtained from the reseller and the timeliness of this evidence.
8.	You indicate on page 43 that resellers are being utilized in Spain, France, and Hong Kong. Tell us and revise to disclose how revenue generated through these resellers is being recognized and indicate how you confirm that an end-user has purchased your solution. Describe the type of evidence obtained from the reseller and the timeliness of this evidence. Indicate whether there are any rights of return held by the resellers. If so, tell us how your accounting complies with paragraph 6 of SFAS 48.
     Response:
     The Company supplementally advises the Staff that the Company’s relationships with its resellers in Spain, France and Hong Kong are in their formative stages. To date, the Company’s resellers have made three subscription sales for total fees of less than $22,000. Revenue from these sales is recognized over the subscription period beginning with the later of the start date specified in the subscription arrangement or the date that access to the software application was

Securities and Exchange Commission
August 5, 2005

provided to the end-users (i.e. delivery of the access keys). The Company receives a signed subscription agreement from the end-user for all sales made through these resellers. The software application for all subscriptions sold by these resellers is hosted on the Company’s hardware and, therefore, the Company verifies customer subscriptions. The resellers do not have any rights of return. Due to the immaterial nature of these sales, the Company has not specifically disclosed its revenue recognition policies with respect to these resellers in the notes to the consolidated financial statements.
9.	We note that revenue from professional services is recognized as services are performed. From disclosure on page 26, we also note that these services are sold on a fixed fee basis. Tell us and revise to disclose how you measure when services are performed. Also describe your process of assessing when an anticipated loss should be recognized.
     Response:
     The Company supplementally advises the Staff that professional services are provided over periods of generally one to three days by one individual. The Company recognizes revenue upon completion of these services, which approximates the performance period. Also, due to the short performance period, there is no practical possibility of material deferred contract losses. The Company believes that its disclosure is appropriate under these circumstances.
10.	You indicate in your sources of revenue discussion on page 25 of MD&A that you generally invoice your customers with payment terms of 30 days. Tell us and disclose how you recognize revenue on contracts that involve payment terms greater than 30 days.
     Response:
     The Company’s subscription arrangements specify the subscription fee, the invoicing frequency and the payment terms for each invoice. The Company’s payment terms are typically net 30 days or less and do not extend beyond 60 days. For new customers and most renewing customers, the Company invoices and collects its fees in advance of the subscription term and the commencement of revenue recognition. Accordingly, the Company believes it has satisfied the criteria outlined in Staff Accounting Bulletin 104 as it pertains to the probability of collection and fees being fixed or determinable prior to revenue recognition. The Company believes that its disclosure is appropriate under these circumstances.
11.	We note from your results of operations discussion in MD&A that you earned a termination payment on a terminated customer contract in 2004. Tell us and revise to disclose your accounting policy for these types of fees.
     Response:

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August 5, 2005

     The Company supplementally advises the Staff that in 2004, the Company entered into a subscription arrangement with a new customer who, prior to activation, expressed its intent to cancel the arrangement and refused payment. As discussed in the response to comment number 5, the Company’s policy is to deliver access keys and provide implementation services upon receipt of a new customer’s payment. Since the Company did not receive payment, the Company did not deliver the access keys and did not begin recognizing revenue. The Company and the customer negotiated a termination payment to release the customer from its contractual obligation.
     The Company’s subscription arrangements are non-cancelable and require new customers to make payment in advance of their subscription term. Accordingly, there are no specified termination fees in the subscription arrangement and contract terminations unrelated to Company performance are at the discretion of the Company and are exceedingly rare. Accordingly, the Company has concluded that disclosure of an accounting policy for termination fees is not necessary.
12.	You indicate in Note 3 on page F-13 that the operating results of Gnossos Software, Inc. have been included in the consolidated financial statements since November 8, 2004. Revise to include a discussion of your revenue recognition policy related to the customer contracts acquired from Gnossos.
     Response:
     The Company supplementally advises the Staff that the only revenue recognized from the Gnossos acquisition relates to software maintenance contracts in existence at the date of acquisition. While the Company is not selling or licensing the Gnossos software and has no future plans to do so, the Company is renewing the maintenance contracts for licenses previously sold by Gnossos. In all instances, the Company recognizes revenue from the maintenance agreements ratably over the contract term.
     The Company has revised its disclosure on page F-10 to discuss its revenue recognition policy related to maintenance contracts.
Note 3. Acquisitions, page F-l3
13.	We note that you used the market approach to determine the estimated fair value of the Company’s common stock issued to the sellers in connection with your acquisitions of Gnossos in November 2004 and Public Affairs Technologies in January 2003. Provide us with your assumptions and supporting analysis of the determination of the estimated fair value. Also tell us how this estimated fair value compared to the exercise price or conversion price of stock-based awards granted during each of these periods.
     Response:

Securities and Exchange Commission
August 5, 2005

     The Company supplementally advises the Staff that in February 2001, the Board of Directors and management engaged an independent valuation specialist for the purpose of assisting the Company in determining the fair value of its common stock as of October 31, 2000. A copy of the report provided by the independent valuation specialist (the “October 2000 Valuation Report”) is being supplementally provided to the Staff and enclosed herewith as Tab A. The Company respectfully requests that the October 2000 Valuation Report be treated as supplemental information under Rule 418 promulgated under the Securities Act of 1933, as amended and be returned by the Staff upon completion of its review.
     The October 2000 Valuation Report noted that as of October 31, 2000 there was a history of unprofitable operations and negative operating cash flows, as evidenced by the significant accumulated deficit and negligible working capital. In addition, it was determined that comparisons to public companies lacked relevance, given the formative stages of development of the Company’s subscription-based public relations business and a lack of identifiable guideline companies. As a result, it was determined that an appraisal based on a market-multiple approach or income approach would yield a valuation based on purely subjective and unsupportable adjustments, and thus be less objectively verifiable then a valuation based on a contemporaneous equity transaction. As a result, the October 2000 Valuation Report concluded that the issuance of preferred stock on October 20, 2000 to an unrelated third party (Lazard Technology Partners) at a price of $1.618 per share was a persuasive starting point for determining the fair value of the Company’s common stock. Accordingly, the fair value of the common stock was determined in October 2000 by using the fair value of the contemporaneous preferred stock transaction, discounted for valuation differences due to: conversion privileges; dividends; control; and seniority and liquidation preferences. The October 2000 Valuation Report concluded the fair value of the Company’s common stock was $0.82 per share, which the Board believed was appropriate in light of the facts discussed above.
     On January 24, 2003, the Company issued common stock in connection with its acquisition of Public Affairs Technologies (“PAT”). In order to finance the cash portion of the PAT acquisition, additional shares of preferred stock were issued to two of the Company’s existing investors at a price of $1.618 per share. The Board and management noted that the issuance price, rights and preferences of this preferred stock were the same as those of the preferred stock issued in the October 2000 financing. The Board and the investors negotiated in good faith to determine the price per share, with consideration given to some growth in revenues and a reduction in net operating losses, offset by overall weaker economic conditions (particularly in the technology sector) and the decline in valuations of public technology companies since October 2000. The Board noted in determining the fair value of the Company’s common stock in January 2003 that there was still no history of profitable operations or positive cash flows from operations. As a result, the Board and the investors concluded the value of the January 2003 preferred stock was $1.618 per share. This contemporaneous preferred stock transaction provided the best evidence of the fair value of the Company’s common stock issued to PAT’s sellers, and accordingly, the Board estimated that the fair value of the Company’s common stock was $0.82 per share in January 2003. This estimate was based on the same appraisal methodology used in the October 2000 Valuation Report.

Securities and Exchange Commission
August 5, 2005

     Concurrent with the issuance of preferred and common stock in January 2003, the Company purchased 618,048 shares of common stock from two executives and issued stock-based awards to certain employees. For each of these transactions (the acquisition of common shares from two executives, the issuance of stock options and the issuance of common stock in the PAT acquisition), the fair value of the common stock was determined to be $0.82 per share.
     In October 2004, management and the Board engaged an independent valuation specialist for the purpose of assisting the Company in determining the fair value of its common stock as of November 1, 2004. On November 8, 2004, the Company issued common stock in connection with the acquisition of Gnossos Software. A copy of the report provided by the independent valuation specialist (the “November 2004 Valuation Report”) is being supplementally provided to the Staff and enclosed herewith as Tab C. The Company respectfully requests that the November 2004 Valuation Report be treated as supplemental information under Rule 418 under the Securities Act of 1933, as amended and be returned by the Staff upon completion of its review.
     In November 2004, several similar comparable public companies were identified, most notably Salesforce.com, RightNow Technologies and WebSideStory. As a result, the valuation methodology underlying the November 2004 Valuation Report used a weighting of two generally accepted approaches: a market-multiple approach and a transaction approach involving the prospective sale and liquidation of the Company. This method is described in the publication Valuation of Privately-Held-Company Equity Securities Issued as Compensation, developed by the American Institute of Certified Public Accountants (“AICPA”), as the “probability-weighted expected return method.” Under this approach, the value of an enterprise’s common stock is estimated based upon an analysis of future values for the enterprise assuming various possible future liquidity events.
     For purposes of determining the fair value of the Company’s common stock, the independent appraiser used a weighted combination of a conversion of the preferred stock in an initial public offering and a liquidation event (i.e., a sale of the Company). The resulting estimated fair value of common stock was $1.59 per share. As a result, the Board authorized grants of stock options with an exercise price of $1.59 per share from November 1, 2004 through March 1, 2005 and valued the common stock issued in connection with the Gnossos acquisition at $1.59 per share.
     The Company also issued common stock to Gnossos that was subject to a redemption feature. Gnossos, in its sole discretion, was given the contractual right to request the redemption of the specified shares of common stock, at a fixed price of $2.29 per share, on the three-year anniversary of the acquisition. The Company determined that the present value of the redeemable common stock at the date of issuance was $2.09 per share.
Note 6. Debt, page F-16
14.	Revise your disclosure to include a description of any loan covenants and whether you have complied with those covenants. Alternatively, confirm to us that your agreements do not contain any such provisions.

Securities and Exchange Commission
August 5, 2005

     Response:
     The Company supplementally advises the Staff that the Company’s current Revolving Secured Line of Credit Loan Agreement and Secured Revolving Equipment Line of Credit do not contain any financial covenants. Accordingly, the Company believes that its disclosure is appropriate.
Note 7. Redeemable Convertible Preferred Stock, page F-17
15.	Explain to us your accounting treatment for the provision in the Series C purchase agreement in which you agreed to issue the number of additional shares of Series C equal to any amount paid under the call agreement that secures your borrowings under the Revolving Loan Agreement divided by $2.2879. Cite the authoritative literature relied upon in your accounting. Tell us how you considered the guidance of SFAS 133, EITF 00-19 and FIN 45. Also tell us and disclose whether this provision will be modified upon automatic conversion of all Series C shares at the time of the effectiveness of the IPO.
     Response:
     The Company supplementally advises the Staff that the Company did not provide any accounting recognition for the provision in the Series C preferred stock purchase agreement that requires the Company to issue additional shares of its Series C preferred stock in the event the preferred stockholders are required to make payments due for outstanding obligations in the event of a Company default under its revolving loan agreement. The Company would be required to issue one share of Series C preferred stock to such preferred stockholders for each $2.29 paid by such preferred stockholders on behalf of the Company. The Company would account for the issuance of such Series C preferred stock as an equity transaction, if issued.
     In considering FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, the Company does not believe the provision to issue additional shares meets the characteristics of a derivative as defined in SFAS No. 133. The cash flows or fair value of the provision bear no relation to an underlying, nor notional amount or payment provision. Additionally, the provision does not provide for a net settlement or one way transfer of an asset. Since any settlement would result in an equity transaction and not an asset or liability, the Company believes the settlement of the provision is indexed to the Company’s own stock and should be classified in stockholders’ equity. The Company believes the exception provided under EITF 00-19, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, is also applicable in that any settlement could only be settled in Series C preferred stock.
     The Company believes the guidance provided in FASB Interpretation 45 is specific to the financial statements of a guarantor. Under the call agreement, the specified preferred stockholders provide a guarantee with respect to any defaults by the Company under the

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August 5, 2005

revolving loan agreement. The Company does not have any guarantee obligations related to either the revolving loan agreement, the call agreement or the Series C preferred stock purchase agreement.
     The provision to issue shares of Series C preferred stock for amounts paid under the call agreement will not change with a conversion of the Series C preferred stock at the time of the initial public offering. As discussed in Use of Proceeds, the Company intends to use a portion of the proceeds of the offering to satisfy the remaining outstanding balance under the revolving loan agreement, and expects to terminate the existing revolving loan agreement and enter into a new revolving credit facility. In that event, the call agreement would terminate.
16.	We note that in connection with the issuance of Series B in January 2003, the Board of Directors authorized the purchase of 618,048 shares of common stock from two executives for a price per share of $1.618. Provide us with your analysis supporting the determination of the estimated fair value of $0.82 per share for the common stock repurchased. Also tell us how this estimated fair value compared to the exercise price or conversion price of stock-based awards granted during this time.
     Response:
     The Company refers the Staff to the response to comment number 13.
Note 9. Employee Benefit Plans, page F-18
17.	Please provide us with the following information in chronological order for stock option grants and other equity related transactions for the one year period preceding the December 31, 2004 balance sheet date and through the date of your response:
•	The type of security;

•	The date of grant/issuance;

•	Description/name of option or equity holder;

•	The reason for the grant or equity related issuance;

•	The number of options or equity instruments granted or issued;

•	The exercise price or conversion price;

•	The fair value of underlying shares of common stock;

•	The total amount of compensation deferred, beneficial conversion feature and expense recognized and reconciled to your financial statement disclosures and the magnitude and timing of the amortization expense; and

•	A reference to the authoritative accounting guidance relied upon for each non-option grant equity transaction.
Continue to provide us with updates to the requested information for all equity related transactions subsequent to this request through the effective date of the registration statement.

Securities and Exchange Commission
August 5, 2005

     Response:
     The requested information regarding stock option grants and other equity-related transactions is enclosed herewith as Tab E. The Company supplementally advises the Staff that it believes that the circumstances outlined below support the Board’s assessment of the fair value of the Company’s common stock at the time of each option grant. As the Company anticipated a potential IPO, the Board and management determined that the Company should continue to receive contemporaneous, independent valuations of the Company’s stock in 2004 and 2005.
     In January 2004, in connection with a small grant of options to two employees aggregating 2,000 shares, the Board estimated that the fair value of the Company’s common stock was still $0.82 per share. In making this estimate, the Board considered that the Company’s expected 2003 loss from operations was comparable to the 2002 loss from operations ($3,577 vs. $3,361) and that although operations were improving, the assumptions used in prior valuations remained appropriate. The Board also considered that the outstanding preferred stock continued to accrue cumulative dividends despite negative cash flows from operations, thereby diluting the value of the Company’s common stock, and that overall market conditions for companies of Vocus’ size and financial risk were unfavorable.
     In February 2004, the Board determined that it would engage an independent appraiser to value the Company’s common stock to determine the intrinsic value of expected near-term option grants. This decision was based in part on the expected significance of option grants in 2004 and uncertainty surrounding the change in valuation of the Company as revenue forecasts increased and the Company approached break-even cash flow from operations.
     Option grants issued between February 2004 and October 2004 were based upon a contemporaneous valuation performed by an independent third-party valuation specialist (the “February 2004 Valuation Report”). In the February 2004 Valuation Report, the appraiser valued the Company’s common stock at $1.33 per share, which was approved by the Board.
     During this time, certain options were granted to employees at $0.82 per share. The Company accounts for these options under APB 25. The Company records stock-based compensation expense over the vesting period of the underlying options based upon the intrinsic value of the options on the date of grant.
     Option grants issued between November 2004 and February 2005 were based upon a contemporaneous valuation performed by an independent third-party valuation specialist. In the November 2004 Valuation Report, the appraiser valued the Company’s common stock at $1.59 per share, which was approved by the Board.
     Option grants issued between March 2005 and June 14, 2005 were based upon a valuation performed by an independent third-party valuation specialist (the “March 2005 Valuation Report”). In the March 2005 Valuation Report, the appraiser valued the Company’s common stock at $2.01 per share, which was approved by the Board.
     In June 2005, the Board instructed management to prepare an internally-developed valuation analysis to determine the fair market value per share of the Company’s common stock. The internally-developed valuation analysis utilized the same valuation methodology as the March 2005 Valuation Report and included updated factors and assumptions which the Board thought were appropriate given the Company’s prospect of completing an initial public offering. Based on the internally-developed valuation analysis, the fair market value of the Company’s common stock was determined to be $2.35 per share, which the Board approved on June 14, 2005. In increasing the fair value from $2.01 to $2.35, the Board noted the following factors that occurred between March 1, 2005 and June 14, 2005:

Securities and Exchange Commission
August 5, 2005

•	Selection of investment bankers in May 2005 and the pending filing of a registration statement on June 15, 2005. As a result, the lack of marketability discount for the illiquid nature of the Company’s common stock was decreased from 30% to 15% and the weighting of a potential IPO (versus a liquidation event due to a sale of the Company) was increased from 50% to 60% based on consultations with the independent appraiser and known risks to complete an IPO in 2005.

•	Revenues for the quarter ended March 31, 2005 increased sequentially to $6.1 million from $5.6 million. Loss from operations for the same quarter ended decreased sequentially to $929,000 from $979,000.

•	The results of operations for the quarter ended March 31, 2005 exceeded management’s expectations. As a result, the June valuation reflected revised projections for the year ended December 31, 2005.

•	An increase in the Company’s total long-term debt between March 1, 2005 and June 14, 2005.

•	The market-multiples for the Company’s comparable public companies increased modestly.
     Copies of the February 2004 Valuation Report, the November 2004 Valuation Report and the March 2005 Valuation Report are being supplementally provided to the Staff and enclosed herewith as Tabs B, C and D, respectively. The Company respectfully requests that each such report be treated as supplemental information under Rule 418 promulgated under the Securities Act and be returned by the Staff upon completion of its review.
18.	Provide us with objective evidence that supports your determination of fair value of the underlying shares of common stock at each grant or issue date. Where you have used valuation methods to determine the fair value of common stock, provide us with your assumptions, supporting analysis, and copies of any valuation reports obtained from a valuation specialist. Highlight any transactions with unrelated parties believed by management to be particularly strong evidence of objective fair value per share. Describe significant intervening events within the Company and the broader market that explain the significant changes in the fair value of your common stock. Your response should clarify the reasons for any difference between the fair value at the transaction date and the estimated IPO price range. Tell us what consideration you gave to the AICPA’s Audit and Accounting Practice Aid — “Valuation of Privately-Held-Company Equity Securities Issued as Compensation” disclosure guidance in paragraphs 179-182. Please revise as applicable.
     Response:

Securities and Exchange Commission
August 5, 2005

     The Company refers the Staff to the response to comment number 17 and the independent contemporaneous valuation reports dated October 31, 2000, February 1, 2004, November 1, 2004 and March 1, 2005, copies of which are being supplementally provided to the Staff.
     The Company supplementally advises the Staff that management and the Board have determined that the contemporaneous independent valuation reports contain all of the required content, and much of the additional recommended content, for valuation reports outlined in the AICPA’s Practice Aid Valuation of Privately-Held-Company Equity Securities Issued as Compensation, which we refer to as “the practice aid.” Moreover, management has reviewed the disclosure guidance in paragraphs 179-182 of the practice aid and noted the following:
•	Paragraph 179 recommends the disclosure for each grant date in the twelve months prior to the latest balance sheet in the registration statement (March 31, 2005), the number of options or shares granted, the exercise price, the grant date fair value of the common stock, and the intrinsic value, if any, per option (the number of options may be aggregated by month or quarter and the information presented as weighted average per-share amounts). The Company concluded that substantially equivalent information regarding its stock option grants is disclosed in Note 9 to the financial statements. This conclusion is based on the fact that (i) the number of options granted during the quarter ended March 31, 2005, and the related exercise price and fair value of the underlying common stock for these options is currently disclosed, (ii) the weighted average exercise price and exercise price range of all options issued in 2004 is disclosed, with a disclosure that the exercise price was equal to the estimated fair value of the common stock at the grant date, except for 116,00 options. The Company further notes that the fair value of its common stock in 2004 was not volatile during this period, ranging from $0.82 to $1.59.

•	The Company has omitted the optional disclosure in paragraph 180 of the practice aid in its MD&A as it believes disclosing the intrinsic value of all vested and unvested options as of the most recent balance sheet date using an estimated IPO price would not be meaningful, and would likely be confusing, to a potential investor. The Company’s conclusion is based on the significance and reliability of the evidence obtained from several contemporaneous independent valuations the Company obtained in connection with its equity awards. Since all existing share-based payment accounting standards use a grant date approach to measure the fair value of equity awards, to disclose the intrinsic value of all options outstanding at March 31, 2005 using an estimated future IPO price would essentially indicate to readers of the Registration Statement that the grant date fair value of the common stock may have been materially different than what management estimated through diligent and substantial efforts supported by established valuation principles.

•	Management and the Board obtained several contemporaneous valuations from an independent third-party valuation specialist to estimate the fair value of the Company’s share-based awards. Accordingly, the additional disclosures recommended by paragraph 182 of the practice aid do not apply to the Company’s circumstances.

Securities and Exchange Commission
August 5, 2005

     The Company will explain the differences between the fair value of its common stock on the grant dates and the mid-point of the anticipated price range of the initial public offering when such range is determined by the Company in consultation with the underwriters of this offering. The Company also plans to periodically review the value of its common stock over the ensuing months as it continues to achieve important milestones in its business and the prospect of an initial public offering becomes more likely.
Gnossos Software, Inc. Financial Statements
Statements of Operations, page F-24
19.	We note that Gnossos generates revenue from software licensing and related services, including maintenance and support, implementation, and professional services. Revise the statements of operations to separately present license revenue from service revenue. The staff believes that costs relating to each type of revenue similarly should be reported separately on the face of the income statement. See Rule 5-03(b)(1) of Regulation S-X and SAB Topic 13B.

Response:
     The Company has revised the Statements of Operations on page F-24 to separately present product and services revenue and to separately present the costs relating to each type of revenue.
Notes to Financial Statements
Note 1. Organization and Summary of Significant Accounting Policies, page F-27
Revenue Recognition
20.	You indicate that since you have not established VSOE of fair value for the separate deliverables in your arrangements, the entire fee is recognized ratably over the maintenance and support contract term beginning when the remaining basic criteria are met. Tell us and disclose when the maintenance and support contract term commences and how you consider the implementation period in determining when you begin to recognize revenue.

Response:
     The Company supplementally advises the Staff that the maintenance and support contract term commences when the software has been delivered to the customer and any essential implementation services have been completed. Implementation services are short-term in nature, typically ranging in length from one to three days and performed by one individual and are provided at or near the delivery of the software. Revenue is recognized at the beginning of the contract term, which does not differ materially from the completion of the implementation services.

Securities and Exchange Commission
August 5, 2005

     The Company has revised its disclosure on page F-28 to discuss when the maintenance and support contract term commences.
21.	We note that revenue from professional services is recognized as service is provided. Tell us and revise to disclose how you measure when the services are performed.

Response:
     The Company supplementally advises the Staff that Gnossos generates revenues from professional services arrangements associated with its software contracts and from consulting and business outsourcing arrangements. Professional service arrangements generally last one to three days and are performed by one individual. Gnossos recognizes revenue upon completion of these services, which approximates the performance period.
     Services relating to consulting and business outsourcing arrangements are invoiced on a monthly, fixed-fee basis. Business outsourcing arrangements consist of bookkeeping and compliance reporting functions performed on behalf of a customer’s political action committee. Customers have the right to cancel the consulting and outsourcing arrangements at any time during the contract. Gnossos recognizes revenues from these services as the services are performed.
     The Company has revised its disclosure on page F-28 to discuss how the Company measures when the services are performed.

Securities and Exchange Commission
August 5, 2005

COMMENT LETTER DATED JULY 18, 2005
General
1.	We will process your amendments with price ranges. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the amendment when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented upon.

Response:
     The Company acknowledges the Staff’s comment and will include price-related information in a pre-effective amendment prior to circulating the prospectus.
2.	We note that you intend to file certain exhibits by amendment. Please allow the staff sufficient time to review the exhibits by filing them as soon as possible.

Response:

The Company acknowledges the Staff’s comment.

3.	The final sentence of the paragraph following the table of contents suggests that you will not have a duty to ensure that the information in the prospectus is materially complete and accurate throughout the prospectus delivery period. Do you believe that the prospectus can be used during the prospectus delivery period if it is not materially complete because of events that occur after the date of the prospectus? Please revise or provide us with support for your belief that the sentence cited accurately reflects Vocus’ obligations with respect to the content of the prospectus.

Response:
     The Company is aware of its responsibility to make sure that the information in the prospectus is materially complete and accurate throughout the prospectus delivery period. However, the Company believes that the sentence serves to advise the investor that the prospectus is accurate only as of a certain date and that there may have been intervening changes.
Summary
4.	Provide support for the statements that Vocus is “a leading provider of on-demand software for corporate communications and public relations” and an “early pioneer in hosted, multi-tenant, on-demand software” and that “the corporate communications and public relations market is generally underserved.” With regard to being a “pioneer” in the industry, briefly discuss the emergence of the industry niche. As to your position as a “leading provider,” briefly describe the

Securities and Exchange Commission
August 5, 2005

basis on which this claim is made and ensure that your disclosure is balanced in making these claims. For example, if there are significant disadvantages of your products relative to those of some competitors, or if other companies generate revenues or have market penetration significantly greater than yours, please expand to put your claim in context.

Response:
     The Company supplementally advises the Staff that it believes that it is “a leading provider of on-demand software for corporate communications and public relations” primarily because it is one of the largest of a relatively small set of organizations that provide on-demand software designed for the public relations, or PR, market, based on annual revenues. The Company is aware of only a small number of other companies that provide on-demand software for the PR market. Of those, only Observer Group (which provides on-demand software for the PR market through its Bacons division) is a public company. While Observer Group is the only one of these other companies that publicly discloses financial results, the Company believes, based on industry reports and information available to it, that only Observer Group has annual revenues from sales of on-demand software that exceeds the Company’s annual revenues. Furthermore, ASPnews.com, a website that provides news and analysis for and about the application service provider and Web services industry, lists the Company as one of the world’s leading 25 application service providers. Among the criteria cited by ASPnews.com in its ranking are the extent to which companies are innovators in the online delivery of software-based services and are recognized as a leader by others within the industry. None of the other companies included within the list provide solutions designed for the PR industry.
     The Company began offering its software solutions for corporate communications and PR, to PR departments as a Web-based tool in December 1999. At that time, all companies in the PR industry, as well as many other industries, were still using a traditional software approach by delivering their products on CDs or diskettes. Very few companies offered on-demand software of any type in 1999, and the Company was the first company to offer on-demand software designed specifically for the PR market. Accordingly, the Company believes it is a “pioneer” in the on-demand PR software market.
     The Company believes that the limited number of companies providing comprehensive software products designed specifically to address the needs of the PR market also supports the statement to the effect that the corporate communications and public relations market is generally underserved.
5.	We note your claim that you have achieved 23 consecutive quarters of revenue growth. For balanced discussion, you should note your history of operating losses and accumulated deficit. Please also provide appropriate context for your references to the award received for company growth and product excellence, with a cross-reference to the page where a materially complete description of the award is provided.

Securities and Exchange Commission
August 5, 2005

Response:
     Pages 1 and 38 have been revised to include a discussion of the Company’s operating losses and accumulated deficit. The Company has revised the Registration Statement to remove the reference to awards received.
6.	Supplementally provide us with a marked copy of the Thomas L. Harris survey, Dunn and Bradstreet report, and the U.S. Department of Labor Statistics projections you reference in the summary and business sections. Tell us whether the Thomas L. Harris survey report you cite is generally available to the public at nominal or no payment.

Response:
     Marked copies of the Thomas L. Harris survey, the Dun and Bradstreet Report and the U.S. Department of Labor Statistics projections are enclosed herewith as Tabs F, G and H, respectively. The Company supplementally advises the Staff that the Thomas L. Harris survey is generally available to the public at http://www.impulseresearch.com/harris for no charge.
7.	It is not apparent from the disclosure that the research reports you cite support your conclusions regarding the market size of your industry niche. For example, what are the parameters of the Harris survey such that the “average PR budget for responding organizations in 2004” of $3.1 million relates to your target market of companies with annual revenues of at least $10 million? Clarify how you determined that the potential market for on-demand software for PR exceeds $2 billion based on your target market. It appears that products and services offered by Vocus do not encompass the full range of PR products and services that are the subject matter of the study you cite. For example, it appears that employee costs would represent a substantial portion of the costs associated with PR budgets, but that you do not offer PR services on an outsourced basis. Indicate the portion of the total market that you reference (aggregate PR budgets of companies) that the products and services provided by Vocus address.

Response:
     The Company supplementally advises the Staff that the information contained in the Thomas L. Harris research report is based on information obtained from a questionnaire sent to 3,500 communications professionals gathered from Fortune 500 companies and other sources. In addition to the overall average PR budget of $3.1 million, the report provides breakdowns of average budgets by categories, including by size of organization (based on annual revenues). As noted in the Registration Statement, the Company derived the estimated $110 billion aggregate budget amount cited by multiplying the average budget for each of the revenue categories set forth in the Harris report (limited to those with annual revenues of $10 million or more) by the total number of organizations in that revenue category, as reported by Dun and Bradstreet, and summing those results.

Securities and Exchange Commission
August 5, 2005

     The statement in the Registration Statement regarding the $2 billion size of the potential market for on-demand software was not derived from information from the Harris report. Rather, the Company calculated this amount simply by multiplying the current average selling price of the Company’s software within each of the same revenue categories used in the Harris report by the total number of organizations in that revenue category (again, as reported by Dun and Bradstreet), and summing those results. The Company respectfully submits that the disclosure in the Registration Statement does not suggest that the products and services offered by the Company encompass the full range of PR products and services that are the subject matter of the Harris report – in fact, the $2 billion market size for the Company’s solutions cited in the Registration Statement is a small percentage of the overall estimated $110 billion spending cited for the Company’s target market. Furthermore, it is not possible to quantify the portion of the overall PR budgets that the Company’s products and services address with specificity, because those products and services do not simply replace other equivalent products and services already in use by an organization, but rather allow the organizations’ personnel to perform tasks more efficiently. The Company has, however, revised the disclosure to state more explicitly that the products and services it offers do not encompass the full range of budgetary items included in the overall market estimate derived from the Harris report.
8.	With respect to your objective of becoming the leading provider of on-demand software for corporate communications, provide appropriate context to investors concerning what must be accomplished for you to become the leader. For example, if revenue growth, product expansion or other achievements are necessary to be the leader, please discuss this in quantitative terms.

Response:
     The Company has revised its disclosure to indicate that becoming the leader in the Company’s market requires it to further penetrate the market so as to acquire more customers than any other provider, and to do so profitably. The Company supplementally advises the Staff that, given the emerging nature of the Company’s market, it is not possible to quantify the amount of revenue growth necessary for the Company to achieve its goal.
9.	Please expand to refer to the change in capital structure that will precede or occur concurrently with the offering. Explain the mechanism whereby the 17.5 million shares of redeemable preferred stock as well as the 87 thousand shares of redeemable common stock will be transformed into shares of common stock. We note that on page F-17 you indicate that the preferred shares automatically convert into common at a conversion rate of $4.85 per share, in the event the public offering is completed. Tell us why the transaction involving the rights of preferred holders in general and the terms of the preferred stock conversion are not described under the heading “certain relationships and related transactions.” Tell us whether there are written agreements with respect to this recapitalization, and also tell us the basis for any conclusion that paragraph (b)(l 0)(ii)(A) of Item 601 of Regulation S-K does not require you to file those agreements as exhibits.

Securities and Exchange Commission
August 5, 2005

Response:
     The Company notes that there are numerous references in the Registration Statement to the change in capital structure that will occur in connection with the offering, including in the summary of the offering on page 4, where it is noted that the information in the prospectus gives effect to the conversion of all outstanding shares of preferred stock into a specified number of shares of common stock. The Company respectfully submits that a more thorough description of the mechanics of such conversion is not warranted, particularly in the prospectus summary, given the routine nature of such conversion (which will occur in accordance with the provisions of the Company’s certificate of incorporation). Such conversions are commonplace in connection with an initial public offering, and the Company does not believe that a description of the conversion mechanics is typically included in a Registration Statement. The Company also supplementally advises the Staff that the Company has only one class of common stock. The existing shares of the Company’s common stock that are subject to a right of redemption are shares of the Company’s common stock that have not been designated in the Company’s certificate of incorporation as redeemable. Such shares are only subject to a contractual redemption right (as described in the Asset Purchase Agreement previously filed as Exhibit 10.12 to the Company’s Registration Statement) and will not be converted in the offering.
     The Company’s certificate of incorporation as currently in effect sets forth the terms for the automatic conversion of the Company’s preferred stock upon the effectiveness of a registration statement under the Securities Act covering the underwritten offer and sale of common stock at a price per share of at least $4.854 and resulting in gross proceeds to the Company, net of underwriter commissions and expenses related to the gross proceeds, of at least $25 million. The certificate of incorporation has been filed as Exhibit 3.1 to the Registration Statement. The Company notes that the Company’s sales of preferred stock to 5% or greater stockholders during the applicable period are described under the heading “Certain Relationships and Related Transactions.” The Company has added disclosure to that section, generally describing the terms of the preferred stock conversion.
The Offering

10.	We note your statement on page 4 that you may affect a reverse stock split of your common stock prior to the effectiveness of the registration statement. If you do so, please ensure that you update your filing to retroactively give effect to the reverse stock split in your balance sheet and throughout your filing. See SAB Topic 4(C).

Response:
     The Company acknowledges the Staff’s comment, and will revise the Registration Statement accordingly once the terms of a reverse stock split, if any, have been determined.
11.	We note further that the certificate of incorporation and bylaws will be amended and that such amendment may occur after the effective date of the registration statement. Please provide a succinct discussion in the prospectus of the material

Securities and Exchange Commission
August 5, 2005

differences between the current and the proposed amended articles and bylaws and the provisions thereof.

Response:
     The Company respectfully submits that a description of the material differences between the current and the proposed amended articles and bylaws is not relevant to prospective investors. The terms of the amended articles and bylaws, which are summarized in the Registration Statement, will govern the Company and its securities upon and after the effectiveness of the offering. The terms of the current articles and bylaws will have no relevance to stockholders once the offering is complete. The Company notes that it is very common for registrants to amend and restate their articles and bylaws upon the effectiveness of an initial public offering, and the Company does not believe that it is typical to include a summary of the articles and bylaws that are being superseded (or a description of the differences between those documents and the amended articles and bylaws).
Risk Factors
     We may expand through acquisitions of, investments in or through business. . . , page 11.
12.	Revise the risk factor to include your actual experience with acquisitions to date. As presented, this risk factor is overly generic and could relate to any business in any industry considering expanding through acquisitions.

Response:
     The risk factor has been revised to reflect the Staff’s comment.
     Our growth could strain our personnel and infrastructure resources. . . , page 14.
13.	In several places throughout your management’s discussion you refer to headcount, increases in sales and marketing, research and development and general and administrative expenses. However, it does not appear that you have addressed these changes with any specificity either in this risk factor or in the business section. Please revise the risk factor to address your experience to date with regard to growth in headcount, and ensure that a more complete discussion of rapid growth in personnel is addressed in business.

Response:
     The risk factor has been revised to reflect the Staff’s comment. In addition, more complete information regarding the Company’s growth in personnel has been added to “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”
     Because we conduct operations in foreign jurisdictions. . . , page 15.

Securities and Exchange Commission
August 5, 2005

14.	Revise the subheading to quantify the percentage of operations conducted in foreign jurisdictions.

Response:
     The subheading of the risk factor has been revised to reflect the Staff’s comment.
Use of Proceeds
15.	We note your disclosure that other than the $3.2 million outstanding indebtedness to be repaid under the existing credit facility with Mercantile-Safe Deposit and Trust Company, you have not allocated the proceeds. It appears from the rest of your prospectus disclosure that an investor could reasonably assume you have performed studies and made preliminary decisions with respect to the best use of capital resources. For example, you state in the risk factors and elsewhere in the prospectus that you intend to expand your international market penetration, distribution channels, direct sales force and your business operations and service offerings generally. You state that as part of your business strategy you “plan to hire additional personnel, particularly in sales and professional services,” expand domestic and international selling and marketing activities, increase the number of locations around the world where you conduct business and develop your operational and financial systems to manage a growing business.

Item 504 of Regulation S-K requires that you state the principal purposes for which net proceeds are to be used and the approximate amount to be used for each such purpose. If you have made preliminary decisions about your future growth potential and appropriate resource allocation, state the approximate amount to be used for each purpose and revise management’s discussion to provide a brief outline of these plans, including the likely priority of, and contingencies affecting, such plans. A tentative plan for expansion is a proper subject for this section.

Response:
     The Company supplementally advises the Staff that it has no specific intended uses for the net proceeds from the offering other than as disclosed in the Prospectus and has made no preliminary decisions other than as disclosed. The Company intends to expand its international market penetration, distribution channels, direct sales force and its business operations and service offerings generally. However, the Company believes that with its current cash and the cash it expects to be provided by its operating activities, it will have the resources to meet its working capital needs over the next 12 months and it has no specific plans at this time regarding the use of proceeds for such purposes. The Company has, however, revised the disclosure to clarify that a portion of the proceeds from the offering may be used for such purposes.

Securities and Exchange Commission
August 5, 2005

Management’s Discussion and Analysis of Financial Condition and Results of Operations
Critical Accounting Policies, page 27
Stock-Based Compensation
16.	Revise your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the estimated IPO price and the options outstanding as of the most recent balance sheet date included in the registration statement. Also, we note you used the market approach to determine the estimated fair value of your common stock. Tell us and disclose whether this evaluation was performed contemporaneously or retrospectively by an unrelated or related valuation specialist. If the valuation was not performed contemporaneously, tell us and revise to discuss each significant factor contributing to the difference between the fair value as of the date of each grant and the estimated IPO price and the reason management chose not to obtain a contemporaneous valuation by an unrelated valuation specialist.

Response:
     The Company refers the Staff to the responses to comment numbers 17 and 18 to the Staff’s comment letter dated July 15, 2005.
     The Company has revised its Critical Accounting Policy regarding Stock-Based Compensation on page 29 to more fully describe the valuation methodologies used to value its common stock.
Results of Operations, page 29
17.	Revise to disclose the extent to which changes in revenues were the result of changes in prices charged for the products sold, as opposed to changes in the volumes sold. The attribution of increased revenues “primarily” to an increase in the number of active customers is not helpful to investor understanding. Did the prices charged for your software products remain constant over the three-year period, and the subsequent three months? If so, disclose this or state the extent to which prices changed and quantify the effects of pricing changes on total revenues, from one period to the next. See Item 303(a)(3)(iii) of Regulation S-K.

Response:

The Company has revised the disclosures in accordance with the Staff’s comment.

18.	Please review the text of this section with care and ensure that you discuss the underlying business conditions from period to period, management’s strategies in addressing changes in business conditions, and how those conditions affected your business activities as well as your results. Discuss material transactions or developments that affected your results in specific terms. For example, you state on

Securities and Exchange Commission
August 5, 2005

page 30 that the revenues for 2004 increased 31% over revenues for 2003 “due to the increase in the number of total active customers” only some of whom were obtained as a result of the Gnossos acquisition. Were new products introduced from one period to the next? Were new marketing programs implemented? Were there other initiatives undertaken or are there other factors that led to the increase? The discussion should provide information as to how management views the company’s performance and the factors it believes were significant in affecting the results. Please revise accordingly.

Response:
     The Company has revised the disclosures in accordance with the Staff’s comment.
19.	We note your presentation of the number of active customers as of the last day of each of the periods presented. Revise to explain the criteria used to determine the number of active customers. In this regard, explain how you determine that a customer is active, define what you consider to be a customer, and describe any other significant factors used.

Response:
     The Company has revised the disclosures in accordance with the Staff’s comment.
20.	We note instances where two or more sources of material changes in revenues, research and development, and other income (expense) have been identified without the dollar amounts for each source that contributed to the change disclosed. For example, you indicate that revenues increased for the three months ended March 31, 2005 primarily due to the increase in the total number of active customers, and to a lesser extent, from increased sales to existing customers. Revise your disclosure to quantify the dollar amounts of each source that contributed to material changes. Similarly, quantify the effects of Gnossos product sales in the most recent interim period, compared to the same period in the prior year. See Section III.D of SEC Release 33- 6835. Also, avoid vague terms such as “primarily” in favor of specific quantifications.

Response:
     The Company has revised the disclosures in accordance with the Staff’s comment.
21.	Your discussion on page 30 refers to hiring additional personnel to support growth in sales and marketing, research and development and general and administrative expenses. When referring to changes in employee count, it would be more meaningful to talk about (a) the number of employees hired in each period and (b) the additional programs and functions that the added employees began discharging in the more recent period. Why were additional employees added to the research

Securities and Exchange Commission
August 5, 2005

and development staff, for example, and how does that staffing increase contribute or otherwise relate to the company’s goal of replacing licensed software with the proprietary software it is developing internally and plans to implement in the near term?

Response:
     The Company has revised the disclosures in accordance with the Staff’s comment.
22.	Regarding the addition of a UK direct sales force discussed under Sales and Marketing Expenses for the years ended December 31, 2004 and 2003, it is unclear what impact the addition of the direct sales force had. Were there any offsetting reductions in payments to channel partners and how does management assess the decision to switch from indirect sales in the UK to a direct sales program? Your treatment of these and other changes from period to period should address the factors that led to the changes in results and provide management’s views with regard to their impact on the company’s performance.

Response:
     The Company has revised the disclosure in accordance with the Staff’s comment.
     The Company supplementally advises the Staff that there were no offsetting reductions in payments to channel partners in the United Kingdom. The direct sales force is complementary to any sales derived from channel partners in that jurisdiction.
23.	We note as well that there is limited discussion of known trends or uncertainties that have had or you expect will have a material favorable or unfavorable impact on the results of operations. For instance, we note trends evident throughout the registration statement such as increased headcount and increasing international sales. Revise your disclosure to include a discussion of any known trends and the impact they may have on future operations. See Item 303(A)(3)(ii) of Regulation S-K and SEC Release 33-8350.

Response:
     The Company refers the Staff to the disclosure under the heading “Cost of Revenues and Operating Expense” on page 27, which includes a discussion of the known trends and uncertainties that the Company believes to be material. For example, the disclosure includes a paragraph regarding the Company’s plans to continue to invest heavily in sales and marketing, and the expected impact of such investment on sales and marketing expenses in the future. Likewise, the prospectus includes similar disclosure regarding trends in research and development expenses and general and administrative expenses.

Securities and Exchange Commission
August 5, 2005

Liquidity and Capital Resources
24.	Please disclose the material terms of the call agreement between the bank and the preferred shareholders named in the agreement and tell us why the agreement is not filed as an exhibit to the registration statement.

Response:
     The material terms of the call agreement are disclosed under the heading “Certain Relationships and Related Transactions” on page 57. The Company does not believe that the call agreement is required to be filed as an exhibit to the Registration Statement because Item 601(b)(10) provides that only contracts need be filed as to which the registrant or a subsidiary of the registrant is a party. Neither the Company nor any subsidiary of the Company is a party to the call agreement.
     In addition, the Company expects to terminate its existing revolving credit facility in connection with the consummation of the offering, in which case the call agreement would also be terminated. The Company has revised the disclosure accordingly.
Quantitative and Qualitative Disclosure About Market Risk, page 36
Foreign Currency Exchange Risk
25.	We note your qualitative analysis of your exposure to foreign exchange rate fluctuations. Revise to also present quantitative information about this market risk as of the end of the latest fiscal year and subsequent interim period, in accordance with one of the three disclosure alternatives described in Item 305 of Regulation S-K. For example, specify the sensitivity of results of operations to changes in exchange rates.

Response:
     The Company has revised the disclosure consistent with the Staff’s comment.
Business
26.	In your discussion of the benefits of your software solutions you make numerous claims relating to the cost advantages and efficiencies as compared to other solutions. Please provide support for the claims you make including the following:
•	among the benefits of your hosted architecture is a “lower total cost of ownership and increased return on investment” (page 38);

•	delivery of your solutions through a suite of on-demand applications “reduce the cost and risk associated with traditional enterprise software deployments.” (page 39); and

Securities and Exchange Commission
August 5, 2005

•	your on-demand delivery model enables customers to “achieve significant savings relative to a traditional enterprise software model.” (page 40).
Response:

The Company has revised the disclosure consistent with the Staff’s comment.

27.	You state on page 39 that “in contrast to sensitive customer or financial data, organizations are generally comfortable with PR content residing on an external hosted platform.” Please expand your discussion to address what type of PR information specific to a customer is stored by you. Once a customer accesses your database for media contact and other information, is the history of customer-specific information then also stored by you? Does the customer retain any information generated using your product services in-house or do you store all of the information so generated? Is any of the information you store on behalf of the customer considered confidential and, if so, do you take any additional steps to protect confidentiality? What is the basis for your statement that customers are “generally comfortable with PR content residing on an external hosted platform”?

Response:
     The Company supplementally advises the Staff that it stores the following information specific to its customers: PR collateral pieces that customers may provide to third parties (i.e. brochures), notes related to customers’ contacts with journalists and/or media outlets and journalist contact information that the Company’s database does not contain. The Company allows customers to make targeted lists of journalists and/or media outlets with which they would like to communicate. The Company then stores those lists for that particular customer. The Company is able to store historical customer input such as multiple versions of a customer’s PR collateral. The Company stores all information generated from within its solution, but customers can export much of the data stored within the Company’s solution to files in standard formats such as ASCII. The Company considers information entered by its customers into the solution to be confidential and does not disclose it to third parties, except for such information that could be considered public record (i.e. phone, address for a journalist). The Company protects its client information using access keys for entry to the solution and customers can not access other customer information through the solution. The Company has revised the disclosure on page 40 to provide more information regarding the customer-specific data that it stores.
     The Company supplementally advises the Staff that the statement that “customers are generally comfortable with PR content residing on an external hosted platform” is based on conversations with customers and its experience in negotiating the confidentiality provisions of customers’ subscription agreements. Customers generally request very specific and stringent contract language if they are going to provide personal information related to their clients or employees. The Company has standard confidentiality language in its subscription agreements,

Securities and Exchange Commission
August 5, 2005

and customers rarely request a modification to such language because of the nature of the information they are providing to the Company.
28.	Regarding your claim as to the lower total cost of ownership on page 40, please tell us the average cost of your software solutions as compared to a traditional enterprise software model over which you claim customers may achieve “significant savings.” Please quantify all references to the lower cost or increased savings to be gained by use of your products and services to provide meaningful content that will enable investors to assess your performance claims.

Response:
     The Company supplementally advises the Staff that typically, traditional enterprise software requires a customer to purchase individual licenses for each piece of hardware the software is installed onto. In most cases, this involves significant time and expense in purchasing, installing and maintaining the software for use by the customer. Additionally, because the software is installed on a particular computer, the applications such computer supports are not portable to other computers and software patches and updates must be installed separately on each computer, which further increases the total cost of ownership of the software and time devoted to its maintenance. Moreover, traditional enterprise software is not modular and must be purchased in a “one-size fits all” package, which may offer too much or too little functionality for the customer.
     The Company’s on-demand PR software, by its very nature of being “on-demand,” eliminates traditional customer expenses of installing and maintaining software and the hardware on which such software is hosted. The Company’s on-demand software is hosted by the Company on its hardware and can be accessed by customers through the internet on virtually any computer without any prior installation on such computer, which eliminates costs to the customers associated with software distribution, installation and set up time. This enables the Company to provide software patches and updates to all of its customers real-time and worldwide, which reduces software update and maintenance costs significantly. Additionally, as an on-demand solution, the Company’s software is scalable and modular allowing customers to purchase only the products that they need and in the quantity that they will utilize, which further reduces further reducing costs through a tailored software solution that eliminates excess licenses or functionality.
     A copy of the IDC report regarding the U.S. software as a service industry, which is now referred to in the Registration Statement as a source of certain of the claims regarding the benefits of on-demand software as opposed to traditional enterprise software, is enclosed herewith as Tab I. The Company is unable to quantify the references to the lower cost of on-demand software, because there is no directly comparable enterprise software available that includes all of the features and functionality of the Company’s products and services. The Company believes, however, that there is ample support for the proposition that an on-demand delivery model is more economical for a customer than a traditional enterprise software model generally.

Securities and Exchange Commission
August 5, 2005

29.	You also refer, as a result of your business model, to customers benefiting immediately from product enhancements. Please address if and how costs associated with these product enhancements are passed on to customers. In light of your subscription-based fees, might a customer experience a price increase or multiple prices increases due to product enhancements during the course of an annual or multi-year contract?

Response:
     The Company supplementally advises the Staff that the Company supports and hosts on its own hardware only one version of its on-demand software. Costs associated with product enhancements are passed on to customers in two ways. First, the Company passes costs to its customers through base service price increases and, second, as additional module pricing. However, the Company’s customers are only subject to base service price increases upon renewal of their subscription agreements and not during the term of their annual or multi-year subscriptions regardless of when the Company implements product enhancements. Similarly, a customer will only see price increases on modules that it has been using upon renewal of the module subscriptions.
Management
30.	You indicate on page 51 that you will use the initial public offering price for the year-end value computation. However, you do not complete the “value realized column for exercised options, or explain how you computed those amounts. As options were exercised by named persons in the most recent year, this column should be completed, even if you believe the value realized was zero. Please advise.

Response:
     The value realized for exercised options column will be completed upon a determination of the estimated initial public offering price range. As disclosed on page 52, the value realized for exercised options will be calculated based on an assumed initial public offering price of the Company’s common stock less the per share exercise price multiplied by the number of shares issuable upon exercise of the options. Page 52 has been revised to note that the assumed initial offering price is the midpoint of the initial public offering price range.
31.	Consistent with our comment above, please ensure that you have included here a complete discussion of the transaction involving the rights of preferred holders in general and the terms of the preferred stock conversion.

Response:
     The Company supplementally advises the Staff that, as noted in the response to comment number 9, above, the Company has added disclosure under the heading “Certain Relationships and Related Transactions” generally describing the terms of the preferred stock conversion.

Securities and Exchange Commission
August 5, 2005

32.	We note that in July 2005 you plan to purchase an aggregate of 1,178,200 shares of common stock from the Chief Technology Officer and certain former employees for an aggregate purchase price of approximately $2.8 million. Please include a complete description of the related party agreement and discuss the effects of the transaction on liquidity and capital resources. Since your current liabilities at March 31, 2005 substantially exceed your current assets at that date, tell us why the purchase of those shares is not listed as a use of the proceeds from the sale of common stock in your initial public offering.

Response:
     The Company has revised the disclosure regarding the redemption of shares from its Chief Technology Officer to summarize the terms of the redemption, which occurred on July 1, 2005. The Redemption Agreement has been filed as Exhibit 10.22 to the Registration Statement. None of the repurchases from former employees constitute related party agreements under Item 404 of Regulation S-K.
     The Company supplementally advises the Staff that the purchase of the shares described above is not listed in the use of proceeds from the sale of common stock in the Company’s initial public offering because the funds used to purchase such shares were obtained from the Company’s December 2004 private placement of Series C preferred stock.
Principal Stockholders
33.	For each of Edison Venture Fund, Lazard Alternative Investments and Sterling Venture Partners, please identify all of the “other” general partners, managing principals, and managing members, respectively, sharing with voting and dispositive power over the shares held.

Response:
     The disclosure under “Principal Stockholder” has been revised consistent with the Staff’s comment.
Recent Sales of Unregistered Securities
34.	To avoid any ambiguity, please specify the exemption relied upon for each of the four transactions listed and outline the facts supporting your reliance on the exemption. For the November 2004 transaction, please indicate whether the individual was accredited or sophisticated, and if the latter, outline the access to information afforded to the investor.

Response:
     The Company has revised the disclosure consistent with the Staff’s comment.

Securities and Exchange Commission
August 5, 2005

Exhibits
35.	We note that the agreement with Qwest Communications International, Inc., which operates your sole operations site, was not filed as an exhibit pursuant to Item 601 (b)(l 0)(ii). Please advise or file accordingly.

Response:
     The agreement with Qwest Communications Corporation has been filed as Exhibit 10.23 to the Registration Statement.
36.	To the extent that you have license agreements and/or material agreements with third-party suppliers that you are substantially dependent upon, please file these agreements as exhibits. See Item 601(b)(10) of Regulation S-K.

Response:
     The Staff’s comment is noted and the Company has filed additional licensing and other material agreements with the Registration Statement.
* * * * *
     Please do not hesitate to call me at (202) 533-2338 or Jason Simon at (703) 749-1386 should you have any questions concerning this filing or any of the above responses.
Very truly yours,
/s/ STEPHEN A. RIDDICK
Stephen A. Riddick

Enclosures

cc:	Richard Rudman, President and Chief Executive Officer
Richard J. Melnick, Esq.
Jason T. Simon, Esq.